Fees Summary	Jan. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 157,887,000
Previously Paid Amount	0
Total Fee Amount	24,172.5
Total Offset Amount	24,172.5
Net Fee	$ 0